TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION

24.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

British Virgin Islands

Subsidiaries in British Virgin Islands are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2018, 2019 and 2020. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

24. TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

Taiwan

DYX Taiwan branch is incorporated in Taiwan and is subject to Taiwan profits tax rate of 20%, 20% and 20% respectively for the years ended December 31, 2018, 2019 and 2020.

The PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to the statutory rate of 25% on the taxable income in accordance with the Enterprise Income Tax Law (The “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor ’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

21Vianet Beijing was qualified for a High and New Technology Enterprise (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, 21Vianet Beijing obtained a new certificate and reapplied the certificate in October 2017 and 2020, with a validity term of three years. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE certificate may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2018, 2019 and 2020, the tax rate for 21Vianet Beijing was 15%, 15% and 15%, respectively.

In April 2011, Xi’an Sub, a subsidiary located in Shaanxi Province, was qualified for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in West Regions of China which operate in certain encouraged industries. For the years ended December 31, 2018, 2019 and 2020, the tax rate assessed for Xi’an Sub was 15%, 15% and 15%, respectively.

In October 2015, SH Blue Cloud, a subsidiary located in Shanghai, was qualified for a HNTE and became eligible for 15% preferential tax rate. The certificate was reapplied in November 2018 with a validity term of three years. Accordingly, for the years ended December 31, 2018, 2019 and 2020, SH Blue Cloud enjoyed a preferential tax rate of 15%.

In November 2016, SZ DYX, a subsidiary located in Guangdong Province, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years and the certificate was reapplied in November 2019 with a validity term of three years. Accordingly, for the years ended December 31, 2018, 2019 and 2020, SZ DYX enjoyed a preferential tax rate of 15%.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise.

24.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

The PRC (continued)

As of December 31, 2020, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it will be subject to 25% PRC EIT under the New EIT Law on its worldwide income, meanwhile the dividend it receives from another PRC tax resident company will be exempted from 25% PRC income tax. The Company will continue to monitor changes in the interpretation or guidance of this law.

Loss before income taxes consisted of:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Non-PRC	(214,063)	(178,762)	(2,708,101)	(415,033)
PRC	51,738	2,953	137,178	21,023
	(162,325)	(175,809)	(2,570,923)	(394,010)

Income tax expenses comprised of:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current	(44,187)	(70,324)	(131,844)	(20,206)
Deferred	19,776	64,887	22,508	3,450
	(24,411)	(5,437)	(109,336)	(16,756)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2018, 2019 and 2020 applicable to the PRC operations to income tax expenses were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Loss before income taxes	(162,325)	(175,809)	(2,570,923)	(394,010)
Income tax benefits computed at applicable tax rates (25%)	40,581	43,952	642,731	98,503
Non-deductible expenses	(2,834)	(23,082)	(4,117)	(631)
Research and development expenses	25,906	19,688	32,777	5,023
Preferential rate	11,701	20,213	26,554	4,070
Current and deferred tax rate differences	37,934	(8,699)	(36,391)	(5,577)
International rate differences	(63,525)	(77,066)	(711,962)	(109,113)
Tax exempted income	—	754	1,087	167
PRC withholding tax	—	—	(10,263)	(1,573)
Unrecognized tax benefits (expenses)	1,472	1,728	(58,449)	(8,958)
Change in valuation allowance	(79,694)	25,423	6,465	991
Prior year provision to return true up	4,048	(8,348)	2,232	342
Income tax expenses	(24,411)	(5,437)	(109,336)	(16,756)

24.  TAXATION (CONTINUED)

Deferred Tax

The significant components of deferred taxes were as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	48,568	39,886	6,113
Impairment of long-lived assets	—	13,467	2,064
Impairment of long-term investment	—	2,150	330
Accrued expense	21,139	24,986	3,829
Tax losses	146,996	171,211	26,239
Property and equipment	20,567	22,631	3,468
Intangible assets	3,691	5,765	884
Finance lease	395,555	390,925	59,912
Deferred government grant	1,189	1,357	208
Operating lease	269,468	292,210	44,783
Loss picked up on equity method investments	56,706	57,201	8,766
Valuation allowance	(158,638)	(170,104)	(26,070)

Total deferred tax assets, net of valuation allowance	805,241	851,685	130,526

Deferred tax liabilities
Non-current
Intangible assets	104,217	186,258	28,545
Property and equipment	81,424	143,873	22,050
Capitalized interest expense	15,146	19,339	2,963
Finance lease	326,407	313,102	47,985
Operating lease	269,468	292,210	44,783
Investment in subsidiaries	—	10,263	1,573
Gain picked up from equity method investments	1,785	252	39

Total non-current deferred tax liabilities	798,447	965,297	147,938

Net deferred tax assets (liabilities)	6,794	(113,612)	(17,412)
Analysis as:
Deferred tax assets	209,366	185,481	28,426
Deferred tax liabilities	202,572	299,093	45,838

Net deferred tax assets (liabilities)	6,794	(113,612)	(17,412)

As of December 31, 2020, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of RMB710,815 (US$108,937), which will expire between 2021 to 2030.

As of December 31, 2020, the undistributed earnings of the Company’s PRC subsidiaries the Company intends to permanently reinvested were RMB1,262,028 (US$193,414). In 2020, other than these indefinitely reinvested amount, the Company has other operation or distribution plan for the new VIE, SH Zhiyan. As of December 31, 2020, the related PRC withholding tax liability accrued was RMB10,263 (US$1,573).

24.  TAXATION (CONTINUED)

Unrecognized Tax Benefits

As of December 31, 2019 and 2020, the Company recorded unrecognized tax benefits of RMB2,443 and RMB68,696 (US$10,528), respectively.

The unrecognized tax benefits and its related interest are primarily related to non-deductible expenses and accrued expenses. RMB58,916 of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits principle was as follows:

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of year	4,509	1,722	264
Reversal based on tax positions related to prior years	(3,266)	(629)	(96)
Additions based on tax positions related to the current year	479	61,491	9,423
Balance at end of year	1,722	62,584	9,591

For the years ended December 31, 2018, 2019 and 2020, the Company reversed (recorded) interest expense of RMB (2,761), RMB (1,447) and RMB5,391 (US$826), respectively. Accumulated interest expense recorded by the Company was RMB721 and RMB6,112 (US$937) as of December 31, 2019 and 2020, respectively. As of December 31, 2020, the tax years ended December 31, 2015 through 2020 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.